INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Fund's investments (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 21,329,022	$ 45,625,907
Acquisition costs of operating limited partnerships	389,379	1,096,866
Cumulative distributions from operating limited partnerships	(198,708)	(467,311)
Cumulative impairment loss in investments in operating limited partnerships	(13,575,448)	(27,975,615)
Cumulative losses from operating limited partnerships	(18,279,847)	(18,279,847)
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	(11,711)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	(288,550)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	32,927	32,927
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,978,858)	(11,383,230)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	11,481	33,460
Cumulative impairment loss in investments in operating limited partnerships	13,575,448	27,975,615
Other	(366,053)	(1,111,465)
Equity per operating limited partnerships' combined financial statements	7,986,395	15,247,046	$ 7,986,395	$ 15,247,046
Series 20
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 21
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 22
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0
Acquisition costs of operating limited partnerships	0
Cumulative distributions from operating limited partnerships	0
Cumulative impairment loss in investments in operating limited partnerships	0
Cumulative losses from operating limited partnerships	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0
Cumulative impairment loss in investments in operating limited partnerships	0
Other	0
Equity per operating limited partnerships' combined financial statements	0		0	0
Series 23
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0
Acquisition costs of operating limited partnerships	0
Cumulative distributions from operating limited partnerships	0
Cumulative impairment loss in investments in operating limited partnerships	0
Cumulative losses from operating limited partnerships	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0
Cumulative impairment loss in investments in operating limited partnerships	0
Other	0
Equity per operating limited partnerships' combined financial statements	0		0	0
Series 24
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0
Acquisition costs of operating limited partnerships	0
Cumulative distributions from operating limited partnerships	0
Cumulative impairment loss in investments in operating limited partnerships	0
Cumulative losses from operating limited partnerships	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0
Cumulative impairment loss in investments in operating limited partnerships	0
Other	0
Equity per operating limited partnerships' combined financial statements	0		0	0
Series 25
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 26
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	704,145
Acquisition costs of operating limited partnerships	0	109,460
Cumulative distributions from operating limited partnerships	0	(3,223)
Cumulative impairment loss in investments in operating limited partnerships	0	(206,682)
Cumulative losses from operating limited partnerships	0	(603,700)
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	(763,435)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	21,979
Cumulative impairment loss in investments in operating limited partnerships	0	206,682
Other	0	(29,502)
Equity per operating limited partnerships' combined financial statements	0	(564,276)	0	(564,276)
Series 27
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 28
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 29
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	698,299	1,852,177
Acquisition costs of operating limited partnerships	100,829	266,798
Cumulative distributions from operating limited partnerships	(3,000)	(9,500)
Cumulative impairment loss in investments in operating limited partnerships	(286,415)	(888,464)
Cumulative losses from operating limited partnerships	(509,713)	(1,221,011)
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	32,927	32,927
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(575,248)	(1,157,917)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	286,415	888,464
Other	(910)	5,610
Equity per operating limited partnerships' combined financial statements	(256,816)	(230,916)	(256,816)	(230,916)
Series 30
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 31
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 32
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	1,501,914
Acquisition costs of operating limited partnerships	0	216,029
Cumulative distributions from operating limited partnerships	0	(33,444)
Cumulative impairment loss in investments in operating limited partnerships	0	(1,110,485)
Cumulative losses from operating limited partnerships	0	(574,014)
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	(917,996)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	1,110,485
Other	0	(34,871)
Equity per operating limited partnerships' combined financial statements	0	157,618		157,618
Series 33
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	1,495,966
Acquisition costs of operating limited partnerships	0	216,029
Cumulative distributions from operating limited partnerships	0	(500)
Cumulative impairment loss in investments in operating limited partnerships	0	(790,713)
Cumulative losses from operating limited partnerships	0	(920,782)
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	(784,846)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	790,713
Other	0	7
Equity per operating limited partnerships' combined financial statements	0	5,874		5,874
Series 34
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,097,333	2,097,333
Acquisition costs of operating limited partnerships	288,550	288,550
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	(833,360)	(833,360)
Cumulative losses from operating limited partnerships	(1,552,523)	(1,552,523)
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	(288,550)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(520,914)	(610,098)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	833,360	833,360
Other	2	2
Equity per operating limited partnerships' combined financial statements	23,898	(65,286)	23,898	(65,286)
Series 35
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 36
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 37
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 38
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 39
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 40
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series 41
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	3,206,778
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	(2,772)
Cumulative impairment loss in investments in operating limited partnerships	0	(752,318)
Cumulative losses from operating limited partnerships	0	(2,451,688)
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	(7,500)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	(1,623,678)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	752,318
Other	0	(325,268)
Equity per operating limited partnerships' combined financial statements	0	(1,204,128)		(1,204,128)
Series 42
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	581,332
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	(781)
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	(580,551)
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	(4,211)
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	(566,599)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	(34,441)
Equity per operating limited partnerships' combined financial statements	0	(605,251)		(605,251)
Series 43
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0	0
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Cumulative losses from operating limited partnerships	0	0
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Other	0	0
Equity per operating limited partnerships' combined financial statements	0	0	0
Series 44
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	1,526,950	3,095,765
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	(40,115)	(40,115)
Cumulative impairment loss in investments in operating limited partnerships	(1,829,754)	(2,550,560)
Cumulative losses from operating limited partnerships	342,919	(505,090)
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0	(15,841)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	1,829,754	2,550,560
Other	(155,434)	(147,290)
Equity per operating limited partnerships' combined financial statements	1,674,320	2,387,429	1,674,320	2,387,429
Series 45
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	4,533,331	13,534,041
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	(52,467)	(192,410)
Cumulative impairment loss in investments in operating limited partnerships	(3,059,043)	(8,739,377)
Cumulative losses from operating limited partnerships	(1,421,821)	(4,602,254)
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,048,788)	(3,117,867)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	11,481	11,481
Cumulative impairment loss in investments in operating limited partnerships	3,059,043	8,739,377
Other	(118,286)	(316,529)
Equity per operating limited partnerships' combined financial statements	903,450	5,316,462	903,450	5,316,462
Series 46
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	12,473,109	17,556,456
Acquisition costs of operating limited partnerships	0	0
Cumulative distributions from operating limited partnerships	(103,126)	(184,566)
Cumulative impairment loss in investments in operating limited partnerships	(7,566,876)	(12,103,656)
Cumulative losses from operating limited partnerships	(4,803,107)	(5,268,234)
Investments in operating limited partnerships per balance sheet	0	0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2019 (see note A).	0	0
The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0	0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0	0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,833,908)	(1,824,953)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0	0
Cumulative impairment loss in investments in operating limited partnerships	7,566,876	12,103,656
Other	(91,425)	(229,183)
Equity per operating limited partnerships' combined financial statements	$ 5,641,543	$ 10,049,520	$ 5,641,543	$ 10,049,520